PIMCO Funds

Supplement dated January 3, 2020 to the Tax-Efficient Strategy Funds Prospectus

dated July 31, 2019, as supplemented from time to time (the “Prospectus”)

Disclosure Regarding the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, each of the PIMCO California Intermediate Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund is jointly and primarily managed by David Hammer, Rachel Betton and Julie P. Callahan. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by David Hammer, Rachel Betton and Julie P. Callahan. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since June 2016. Ms. Betton is a Senior Vice President of PIMCO, and she has managed the Fund since January 2020. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since August 2015.

Effective immediately, each of the PIMCO California Municipal Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund and PIMCO New York Municipal Bond Fund is jointly and primarily managed by David Hammer and Rachel Betton. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by David Hammer and Rachel Betton. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015. Ms. Betton is a Senior Vice President of PIMCO, and she has managed the Fund since January 2020.

Effective immediately, each of the PIMCO California Short Duration Municipal Income Fund and PIMCO Short Duration Municipal Income Fund is jointly and primarily managed by David Hammer, Rachel Betton and Julie P. Callahan. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by David Hammer, Rachel Betton and Julie P. Callahan. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015. Ms. Betton is a Senior Vice President of PIMCO, and she has managed the Fund since January 2020. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since January 2014.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO California
Intermediate Municipal
Bond

PIMCO California Municipal
Bond

PIMCO California Short
Duration Municipal Income

PIMCO High Yield
Municipal Bond

PIMCO Municipal Bond

PIMCO National Intermediate
Municipal Bond

PIMCO New York Municipal
Bond

PIMCO Short Duration
Municipal Income

	Rachel Betton	1/20 1/20 1/20 1/20 1/20 1/20 1/20 1/20

Senior Vice President, PIMCO. Ms. Betton is a member of the municipal bond portfolio management team. Prior to joining PIMCO in 2013, she was a municipal high yield and distressed trader at Morgan Stanley. Additionally, she was a public finance banker, focusing on municipal asset-backed securitizations and revenue-backed credits in the Midwest. She has investment and financial services experience since 2006 and holds an undergraduate degree from Wesleyan University.

PIMCO California Intermediate Municipal Bond PIMCO California Short Duration Municipal Income PIMCO National Intermediate Municipal Bond PIMCO Short Duration Municipal Income	Julie P. Callahan	8/15 1/14 8/15 1/14

Senior Vice President, PIMCO. Ms. Callahan joined PIMCO in 2011 and is a member of the municipal bond portfolio management team. Prior to joining PIMCO, she served as a portfolio manager for municipal separately managed accounts at Western Asset Management Company. Previously, she was a director and portfolio manager for municipal money market funds with Citigroup Asset Management.

PIMCO California
Intermediate Municipal
Bond

PIMCO California Municipal
Bond

PIMCO California Short
Duration Municipal
Income

PIMCO High Yield
Municipal Bond

PIMCO Municipal Bond

PIMCO National Intermediate
Municipal Bond

PIMCO New York Municipal
Bond

PIMCO Short Duration
Municipal Income

	David Hammer	6/16 8/15 8/15 8/15 8/15 6/16 8/15 8/15

Executive Vice President, PIMCO. Mr. Hammer is the head of the municipal bond portfolio management team. He rejoined PIMCO in May 2015 after serving as Managing Director and Head of Municipal Trading, Risk Management and Research at Morgan Stanley, and previously he was a Senior Vice President of PIMCO. Prior to joining PIMCO in 2012, he was an Executive Director for Morgan Stanley, where he served as head of the high yield and distressed municipal bond trading group.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_010320

PIMCO Funds

Supplement dated January 3, 2020 to the

Statement of Additional Information dated July 31, 2019, as supplemented from time to time (the “SAI”)

Disclosure Regarding the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, each of the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund is jointly and primarily managed by David Hammer, Rachel Betton and Julie P. Callahan. In addition, effective immediately, each of the PIMCO California Municipal Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund and PIMCO New York Municipal Bond Fund is jointly and primarily managed by David Hammer and Rachel Betton.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $millions)
Betton[7]
Registered Investment Companies	1	$174.03	0	$0.00
Other Pooled Investment Vehicles	1	$99.84	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[7]

Effective January 3, 2020, Ms. Betton co-manages the PIMCO California Intermediate Municipal Bond Fund ($155.3 million), the PIMCO California Municipal Bond Fund ($31.9 million), the PIMCO California Short Duration Municipal Income Fund ($124.9 million), the PIMCO High Yield Municipal Bond Fund ($1,356 million), the PIMCO Municipal Bond Fund ($892.1 million), the PIMCO National Intermediate Municipal Bond Fund ($100.2 million), PIMCO New York Municipal Bond Fund ($332.9 million) and the PIMCO Short Duration Municipal Income Fund ($214.7 million).

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above table:

Effective January 3, 2020, each of the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund is jointly and primarily managed by David Hammer, Rachel Betton and Julie P. Callahan and each of the PIMCO California Municipal Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund and PIMCO New York Municipal Bond Fund is jointly and primarily managed by David Hammer and Rachel Betton. Information for Ms. Betton is as of November 30, 2019.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Betton[1]	PIMCO California Intermediate Municipal Bond	None
	PIMCO California Municipal Bond	None
	PIMCO California Short Duration Municipal Income	None
	PIMCO High Yield Municipal Bond	$1-$10,000
	PIMCO Municipal Bond	$1-$10,000
	PIMCO National Intermediate Municipal Bond	None
	PIMCO New York Municipal Bond	None
	PIMCO Short Duration Municipal Income	None

[1]

Effective January 3, 2020, Ms. Betton co-manages the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund. Information for Ms. Betton is as of November 30, 2019.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_010320